Offerings - Offering: 1	Mar. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 300,861,367.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,548.95
Offering Note	The title of each class of securities to which transaction applies: Stratus Properties Inc.'s (the "Company") Common Stock, par value $0.01 per share (the "Common Stock"). The aggregate number of securities to which the transaction applies: As of March 20, 2026, the latest practicable date for purposes of this Exhibit, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 7,982,525. The Company has estimated that the distributions to stockholders in the Liquidation and Dissolution described in the Proxy Statement will range between approximately $29.73 to $37.69 per share of Common Stock and the top end of the estimate has been used for the fee calculation. The proposed maximum aggregate value of the transaction for purposes of calculating the filing fee is $300,861,367.25. The maximum aggregate value of the transaction was calculated by multiplying 7,982,525 outstanding shares of Common Stock by $37.69, the top end of the estimated liquidating distributions per share of Common Stock. In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction multiplied by 0.00013810.